Document and Entity Information	Jan. 13, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001823593
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 13, 2024
Entity Registrant Name	TuSimple Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40326
Entity Tax Identification Number	86-2341575
Entity Address, Address Line One	9191 Towne Centre Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(619)
Local Phone Number	916-3144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false